EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 17, 2014 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio manager for the EQ/T. Rowe Price Growth Stock Portfolio.

Information Regarding

EQ/T. Rowe Price Growth Stock Portfolio

Information in the section of the Prospectus entitled: “Who Manages the Portfolio – Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio
Joseph Fath, CPA	Vice President of T. Rowe Price Group, Inc. and Associate Portfolio Manager	January 2014

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The second paragraph in the section of the Prospectus entitled: “Management of the Trust – the Advisers – T. Rowe Price Associates, Inc. (“T. Rowe Price”)” is deleted in its entirety and replaced with the following information:

Joseph Fath, CPA has primary responsibility for managing the EQ/T. Rowe Price Growth Stock Portfolio. Mr. Fath is Vice President of T. Rowe Price Group, Inc., an affiliate of T. Rowe Price, and also is Associate Portfolio Manager on the U.S. Large-Cap Growth Equity Strategy in the U.S. Equity Division. Mr. Fath has thirteen years of investment experience, eleven of which have been with T. Rowe Price. He joined the firm in 2002 as an analyst and, since 2008, has assisted other T. Rowe Price portfolio managers in managing the firm’s large-cap growth strategies.

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